Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2019	Jul. 22, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Initial public offer, Offering Cost	$ 11,900,000	$ 11,900,000
Securities Maturity Period		185 days
Business Combination Conditions		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Temporary Equity Redemption Price Per Share	$ 10.00	$ 10.00
Business Combination Covenant terms		In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination.
Description Of Results For Non Compliance With Business Combination		The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021
Working Capital			$ 308,000		$ 308,000	$ 678,000	$ 678,000
Interest earned on marketable securities held in Trust Account			36,858		1,617,663	1,857,342
Interest income					3,500,000
Receipts From Capital contributions by Sponsors					25,000	25,000
Due To Related Parties Current			62,000		62,000	62,000	62,000
Cash			1,400,000		1,400,000	1,500,000	1,500,000
Working Capital Loan			$ 0		0	0	0
Maximum Regulatory Withdrawal				$ 325,000	325,000
Regulatory withdrawal, annual limit					$ 325,000	$ 325,000	$ 325,000
Common Class A [Member]
Common Stock Share, Par value	0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity Redemption Price Per Share			$ 10.00		$ 10.00	$ 10.00	$ 10.00
Interest earned on marketable securities held in Trust Account			$ 37,000		$ 1,600,000	$ 1,900,000
Maximum [Member]
Percentage of Temporary Equity Redemption		15.00%
Dissolution Expense		$ 100,000
Private Placement [Member]
Warrants Issued		4,016,667
Warrants Price		$ 1.50
Proceeds From Issuance Of Private Placement Warrants		$ 6,030,000
IPO [Member]
Proceeds From Issuance Initial Public Offering		$ 201,250,000
Initial public offer,Share Price	$ 10.00	$ 10.00
Proceeds From Issuance Of Private Placement Warrants		$ 201,250,000
Initial public offer, shares Issued	20,125,000
Over-Allotment Option [Member]
Deferred Underwriting Commission		$ 7,040,000
Initial public offer, shares Issued	2,625,000